Derivative Instruments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Realized and unrealized gains (losses) on derivatives classified as cash flow hedges recorded in other comprehensive income (loss)	$ (85)	$ (189)
Fair value of derivatives under collateral agreements in a net liability position	731
Collateral posted by company netted against net liability position	508
Estimated gain to be reclassified from other comprehensive income (loss) into earnings	(27)
Net Investment Hedging [Member]
Derivative [Line Items]
Non-derivative debt instruments designated as net investment hedges	$ 1,300	$ 1,400